Asset transfers (Tables)	12 Months Ended
Dec. 31, 2019
Asset transfers
Schedule of Assets subject to securities repurchase agreements or security lending transactions

	2019	2018
The following assets have failed derecognition (1)	£m	£m
Trading assets	23,247	14,020
Other financial assets	4,269	9,890
	27,516	23,910

Note:

(1)	Associated liabilities were £27,342 million (2018 - £23,222 million).

Schedule of assets pledged as collateral
	2019	2018
Assets pledged against liabilities	£m	£m
Trading assets	27,918	35,571
Loans to banks - amortised cost	39	1,050
Loans to customers - amortised cost	17,920	25,930
Other financial assets (1)	4,688	713
	50,565	63,264

Note:

(1)Includes assets pledged for pension derivatives and stock borrowings.